Total
Papp Small & Mid-Cap Growth Fund
Risk/Return Summary
Investment Objective
The investment objective of the Fund is long-term capital growth.
Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Papp Small & Mid-Cap Growth Fund Papp Small & Mid-Cap Growth Fund
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of the amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Papp Small & Mid-Cap Growth Fund Papp Small & Mid-Cap Growth Fund
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	0.71%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.72%
Less: Management Fee Reductions	(0.46%)	[2]
Total Annual Fund Operating Expenses After Management Fee Reductions	1.26%
[1]	The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that authorizes the Fund to pay up to 0.25% of its average daily net assets for certain expenses related to the distribution and servicing of its shares, but only if the Fund’s Board of Trustees has specifically authorized the payment of such fees.
[2]	The Adviser has contractually agreed, until at least April 1, 2025, to reduce its management fees and to pay the Fund’s operating expenses to the extent necessary to limit Total Annual Fund Operating Expenses to an amount not exceeding 1.25% of the Fund’s average daily net assets. Management fee reductions and operating expenses paid by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Annual Fund Operating Expenses to exceed the foregoing expense limitation. Annual Fund Operating Expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses, if any. Prior to April 1, 2025, the expense limitation agreement may be modified or terminated only with approval of the Board of Trustees.

Expense Example.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same (taking into account the contractual agreement to reduce management fees and pay other Fund expenses for the periods indicated above under “Fees and Expenses”). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same (taking into account the contractual agreement to reduce management fees and pay other Fund expenses for the periods indicated above under “Fees and Expenses”). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Papp Small & Mid-Cap Growth Fund | Papp Small & Mid-Cap Growth Fund | USD ($)	128	497	890	1,992

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of small capitalization (“small-cap”) and mid-capitalization (“mid-cap”) companies. There is no minimum percentage of assets that must be invested in either small or mid-cap issuers and the Fund may be invested substantially in either small-cap or mid-cap issuers when the Adviser believes such focus is warranted. This investment strategy is a non-fundamental policy of the Fund, and may be changed by the Fund’s Board of Trustees at any time. Shareholders of the Fund will be provided with at least 60 days advance written notice of such a change.

The Adviser defines small and mid-cap companies as companies with market capitalizations, at the time of investment, that do not exceed the market capitalization of the median company included in the S&P 500 Index, which was $33.7 billion as of February 29, 2024. The size of the companies included in the S&P 500 Index will change as a result of market conditions and reconstitution of the Index.

In choosing investments, the Adviser looks for equity securities of companies that it regards as having excellent prospects for capital appreciation at a price, relative to the market as a whole, that does not fully reflect the superiority of that particular company. The Adviser measures a company’s prospects for capital growth by considering, among other factors, growth over extended periods of time, above-average profitability created through operating efficiency rather than financial leverage, and cash flows that appear to confirm the sustainability of growth. At times the Adviser may emphasize certain industries or sectors.

The Adviser generally follows a “buy and hold” strategy and, once a security has been purchased, the Fund will ordinarily retain it for as long as the Adviser believes the security’s prospects for capital growth continue to be favorable and the security is not overvalued in the marketplace. The Adviser may also sell a security if it identifies alternative securities that are more attractive.

Principal Risks
Performance Summary

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance for each full calendar year over the life of the Fund, and by showing how the Fund’s average annual total returns compare to the returns of a comparable broad-based securities index. Effective November 27, 2019, the Fund changed its broad-based securities index from the Russell Midcap Growth Index to the S&P 400 MidCap Growth Index in order to more accurately reflect the Fund’s investment strategy. All returns include the reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown below reflects fee waivers and/or expense reimbursements by the Adviser; had advisory fees not been waived and/or Fund expenses not reimbursed, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 877-370-7277.

Annual Total Returns for Years Ended December 31, 2023

●	During the period shown in the bar chart, the highest return for a quarter was 24.92% during the quarter ended June 30, 2020.

●	During the period shown in the bar chart, the lowest return for a quarter was (18.91)% during the quarter ended March 31, 2020.

Average Annual Total Returns for Periods Ended December 31, 2023

The table presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Papp Small & Mid-Cap Growth Fund	Label	1 Year	5 Years	10 Years
Papp Small & Mid-Cap Growth Fund	Return Before Taxes	11.49%	10.69%	8.61%
Papp Small & Mid-Cap Growth Fund | After Taxes on Distributions		11.49%	10.14%	7.92%
Papp Small & Mid-Cap Growth Fund | After Taxes on Distributions and Sales		6.80%	8.52%	6.91%
S&P MidCap 400 Growth Index® (reflects no deduction for fees, expenses, or taxes)		17.50%	11.91%	9.04%

Papp Small & Mid-Cap Growth Fund | All Risk [Member]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Papp Small & Mid-Cap Growth Fund | Equity Securities Risk [Member]

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Common stocks and other equity securities are subject to market risks, such as a rapid increase or decrease in a security’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. At times, the stock markets can be volatile and stock prices can change dramatically.

Papp Small & Mid-Cap Growth Fund | Small And Mid Cap Company Risk [Member]

Small and Mid-Cap Company Risk. Investing in small and mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Small and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of small and mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. Smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying loans, particularly those with floating interest rates. In addition, in many instances, the securities of small and mid-cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and mid-cap companies may be subject to greater price fluctuations. Small and mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock, and they may also suffer from a lack of publicly available information.

Papp Small & Mid-Cap Growth Fund | Investment Style And Management Risk [Member]

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively impacting performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

Papp Small & Mid-Cap Growth Fund | Economic And Market Events Risk [Member]

Economic and Market Events Risk. The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve and foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate. There can be no guarantee that economic conditions will be favorable to the Fund, or that the Adviser’s response to such market conditions will be effective. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters, political instability, armed conflict, or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at large.

Papp Small & Mid-Cap Growth Fund | Sector Risk [Member]

Sector Risk. Investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market, or economic events affecting the particular issuers and industries participating in such sectors than funds that do no emphasize particular industries or sectors.

Papp Small & Mid-Cap Growth Fund | Industrials Sector Risk [Member]

Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Papp Small & Mid-Cap Growth Fund | Information Technology Sector Risk [Member]

Information Technology Sector Risk. Information technology sector risk is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.